Debt	6 Months Ended
Jun. 30, 2022
Debt [Abstract]
Debt
7.	Debt:

Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2021 and changes in the six months ended June 30, 2022 are discussed below.

Bank / Vessel(s)
	December 31, 2021	June 30, 2022
Total long term debt:
2nd ABN Facility (M/T Eco West Coast)	34,955	33,725
2nd Alpha Bank Facility (M/T Eco Malibu)	36,500	35,000
2nd CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	-	106,652
Cargill Facility (M/T Eco Marina Del Ray)	27,195	26,211
2nd AVIC Facility (M/T Eco Oceano Ca)	-	46,844
Total long term debt	98,650	248,432
Less: Deferred finance fees	(1,282)	(3,974)
Total long term debt net of deferred finance fees	97,368	244,458

Presented:
Current portion of long term debt	7,205	14,949
Long term debt	90,163	229,509

Debt related to Vessels held for sale:
1st AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	54,665	-
Less: Deferred finance fees	(1,463)	-
Debt related to Vessels held for sale net of deferred finance fees	53,202	-

Total Debt net of deferred finance fees	150,570	244,458

As of June 30, 2022 the applicable LIBOR was 1.6%.

As of June 30, 2022, the Company was in compliance with all debt covenants with respect to its credit facilities. The fair value of debt outstanding on June 30, 2022 approximated the carrying amount when valuing the Cargill Facility on the basis of the Commercial Interest Reference Rates (“CIRR”s) as applicable on June 30, 2022, which is considered to be a Level 2 item in accordance with the fair value hierarchy.

2nd AVIC Sale and Leaseback Facility

On March 2, 2022 the Company entered into a sale and leaseback facility (“SLB”) with AVIC (the “2nd AVIC Facility”), for $48,200 for the financing of the M/T Eco Oceano Ca. Consummation of the SLB took place on March 4, 2022. Following the sale, the Company has bareboat chartered back the vessel for a period of ten years at bareboat hire rates comprising of 40 consecutive quarterly installments of $678 and a balloon payment of $21,087 payable together with the last installment, plus interest based on LIBOR plus 3.50%.

As part of this transaction, the Company has continuous options to buy back the vessel at purchase prices stipulated in the bareboat agreement depending on when the option was exercised and at the end of the ten year period the Company has an obligation to buy back the vessel at a cost represented by the balloon payment.

The 2nd AVIC Facility is accounted for as a financing transaction, as control remains with the Company and M/T Eco Oceano Ca. will continue to be recorded as an asset on the Company’s balance sheet.

The facility contains customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements including, (i) an asset cover ratio of 120%, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and (iii) minimum free liquidity of $500 per delivered vessel owned/operated by the Company. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees and change of control provisions whereby there may not be a change of control of the Company, save with the prior written consent of AVIC. It also restricts the shipowning company from paying dividends if such a payment will result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•	Ownership of M/T Eco Oceano Ca.;
•	Assignment of insurance and earnings of M/T Eco Oceano Ca.;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of the Company;
•	Pledge of the shares of the relative shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

Central Mare Bridge Loan

On January 5, 2022, the Company entered into an unsecured credit facility for up to $20,000 with Central Mare in order to finance part of the cost of its newbuilding program. The Central Mare Bridge Loan facility was repayable in cash via one single installment at maturity on December 31, 2022. On January 6, 2022 the Company drew down $9,000. The principal terms of the loan included an arrangement fee of 2%, fixed interest of 12% per annum and a commitment fee of 1% on the undrawn part of the facility. The facility was prepaid and subsequently terminated on March 4, 2022.